Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation [Abstract]
Share-Based Compensation

18. Share‑based compensation

Cerberus Funds Equity Grants

Effective June 30, 2005, companies controlled by Cerberus (“Cerberus Funds”) which indirectly owned 100% of our equity interests put into place an Equity Incentive Plan (“Cerberus Funds Equity Plan”) under which members of our senior management, Board of Directors and an employee of Cerberus (the “participants”) were granted either restricted shares or share options (“Cerberus Funds Equity Grants”) in such companies. The value of the Cerberus Funds Equity Grants is derived exclusively with reference to the value of our shares.

We apply the provisions of ASC 718 in accounting for the Cerberus Funds Equity Grants. In addition to formal vesting restrictions, the terms of the Cerberus Funds Equity Grants contained provisions which allowed the Cerberus Funds to repurchase any restricted shares or shares obtained through the exercise of options upon the occurrence of certain employment termination events or cessation of service on the board of directors for share options issued to our independent directors. All holders of Cerberus Fund Equity Grants have exchanged their Cerberus Fund shares or share options for our shares or options on our shares and the restrictions from selling their vested interests have lapsed. All share options granted under the Cerberus Funds Equity Plan are exercisable for a period of ten years from the date of issuance.

The amount of expense recognized with respect to share options with a strike price is based on the fair value of the option using a Black‑Scholes option pricing model. The value of each of the Cerberus Funds Equity Grants is recognized on a straight-line basis over the applicable vesting periods.

For options valued with a Black‑Scholes option pricing model, we have used the following assumptions:

Volatility	38.25% - 39.90%
Expected life	5.00 - 5.93 years
Risk-free interest rate	4.67% - 4.72%
Dividend yield rate	0.00%

Since our shares had not traded in the public market at the time of the valuations, we derived our volatility assumptions by comparison to peer group companies. The expected life represents the period of time the options are expected to be outstanding. The risk free rate is based on the U.S. Treasury yield curve in effect at the time of grant and which has a term equal to the expected life of the options. The expected dividend yield is based on our history of not paying regular dividends in the past and our current intention not to pay regular dividends in the foreseeable future. The differing assumptions used result from the differences in expected life among the different tranches of share options valued.

            A summary of activity during the years ended December 31, 2010, 2011 and 2012 for all issuances under the Cerberus Funds Equity Plan is set forth below. Because the number of shares and share options under the Cerberus Funds Equity Plan are shares and share options of the Cerberus Funds, ownership interests in the table below have been stated as the equivalent number of our shares which are represented by the Cerberus Funds shares.

Number of Restricted Shares/Options
Beginning outstanding January 1, 2010	2,211,360
Exercises of Cerberus Funds shares/options for direct holdings of AerCap shares	(1,465,395)
Ending outstanding December 31, 2010	745,965

Beginning outstanding January 1, 2011	745,965
Forfeitures	-
Ending outstanding December 31, 2011	745,965

Beginning outstanding January 1, 2012	745,965
Exercised	(635,197)
Ending outstanding December 31, 2012	110,768

There are no remaining share options which are still subject to future vesting criteria.

AerCap Holdings NV Equity Grants

On October 31, 2006, we implemented an equity incentive plan that is designed to promote our interests by enabling us to attract, retain and motivate directors, employees, consultants and advisors and align their interests with ours (“NV Equity Plan 2006”). The NV Equity Plan provides for the grant of nonqualified share options, incentive share options, share appreciation rights, restricted shares, restricted share units and other share awards (“NV Equity Grants”) to participants of the plan selected by the Nomination and Compensation Committee of our Board of Directors. Subject to certain adjustments, the maximum number of equity awards available to be granted under the plan is equivalent to 4,251,848 Company’s shares.

The terms and conditions of NV Equity Grants, including vesting provisions for share options, are determined by the Nomination and Compensation Committee, except that, unless otherwise determined by the Nomination and Compensation Committee, or as set forth in an award agreement: (a) each NV Equity Grant is granted for ten years from the date of grant, or, in the case of certain key employees, (i.e., employees owning more than 10% of our ordinary shares), for five years from the date of grant; provided, however, no share option period may extend beyond ten years from the date of grant; (b) the option price per share for incentive share options may not be less than 100% of the fair market value of the ordinary shares except that the option price per share for a key employee may not be less than 110% of the fair market value of the ordinary shares at the time the incentive share option is granted; and (c) incentive share options may only be issued to the extent the aggregate fair market value of shares with respect to the exercise of the incentive share options for the first time by an option holder during any calendar year is $100,000 or less, with any additional share options being treated as nonqualified share options. As of December 31, 2012, we have 1,712,500 share options outstanding under the NV Equity Plan 2006 which have been granted to certain of our current and former employees. In addition, as of December 31, 2012, we have 64,782 share options outstanding under the NV Equity Plan 2006 which have been granted to certain of our current and former Non-Executive Directors.

Following is a summary of option issuances to-date under the NV Equity Plan:

	Number of Options	Weighted Average Exercise Price
Options outstanding at January 1, 2010	2,575,000	NA
Forfeitures	(612,500)	NA
Options issued during year	321,041	22.54
Options outstanding at December 31, 2010	2,283,541	NA

Options outstanding at January 1, 2011	2,283,541	NA
Forfeitures	(150,000)	NA
Options exercised during year	(100,000)	2.95
Options issued during year	23,662	11.29
Options outstanding at December 31, 2011	2,057,203	NA

Options outstanding at January 1, 2012	2,057,203	NA
Forfeitures	-	NA
Options exercised during year	-	NA
Options issued during year	19,833	13.72
Options outstanding at December 31, 2012	2,077,036	NA

The weighted average remaining contractual term of the 2.1 million options outstanding at December 31, 2012 is 5.1 years. The weighted average grant date fair value for options issued in 2008 is $1.52 per option. Total share-based compensation recognized for the above options was $2,339, $1,431 and nil for the years ending December 31, 2010, 2011 and 2012, respectively. In light of the difficult economic environment prevailing at the end of 2008, the Nomination and Compensation Committee adjusted the performance criteria for the performance tranches relating to fiscal years 2010, 2011 and 2012. This change has been accounted for as a modification to the NV Equity Plan 2006 with respect to the performance-based options for those years and the weighted average fair values above for issuances which include the tranches subject to the modification include the fair values as of the date of modification. For both the original and modified award, vesting criteria were not probable of being met at the time of the modification, therefore in accordance with ASC 718, no additional expense was recognized as a result of the modification. As of December 31, 2011, we have completely recognized the share‑based compensation expenses related to NV Equity Grants. There are no remaining share options which are still subject to future vesting criteria.

The value of the options issued under the NV Equity Plan 2006 was calculated by a Black‑Scholes option pricing model using the following assumptions:

Volatility	33.92% - 38.42%
Expected life	5.33 - 6.53 years
Risk-free interest rate	1.89% - 4.20%
Dividend yield rate	0.00%

            Volatility assumptions were derived by comparison to peer group companies due to the lack of significant trading history in our shares. The expected life represents the period of time the options are expected to be outstanding. The risk free rate is based on the U.S. Treasury yield curve in effect at the time of grant and which has a term equal to the expected life of the options. The expected dividend yield is based on our history of not paying regular dividends in the past and our current intention not to pay regular dividends in the foreseeable future. The differing assumptions used result from the differing fair value dates among the different tranches (time-based vs. performance‑ based).

In addition to the share options, as of December 31, 2012 a total number of 2,145,228 AER restricted share units are outstanding under the NV Equity Plan 2006 which have been granted to certain of our employees. All restricted share units are subject to vesting conditions. 350,000 of these restricted share units will vest, subject to the vesting conditions, on March 31, 2016.  925,000 of these restricted share units will vest, subject to the vesting conditions, on May 31, 2015.  435,000 of these restricted share units will vest, subject to the vesting conditions, on March 31, 2015.  135,228 of these restricted share units will vest, subject to the vesting conditions, on February 16, 2015.  100,000 of these restricted share units will vest, subject to the vesting conditions, on May 31, 2014. The remaining 200,000 share units will vest, subject to the vesting conditions, on May 31, 2013.

In March 2012, the Board of Directors approved a new equity incentive plan (“Equity Incentive Plan 2012”) that is designed to promote our interests by enabling us to attract, retain and motivate employees, consultants and advisors, or those who may become employees, consultants or advisors, and align their interests with ours. The Equity Incentive Plan 2012 provides for the grant of stock options, nonqualified stock options, restricted stock, restricted stock units, stock appreciation rights and other stock awards to participants of the plan selected by the Nomination and Compensation Committee of our Board of Directors. Subject to certain adjustments, the maximum number of equity awards available to be granted under the plan is equivalent to 2,000,000 of our shares. The terms and conditions of awards, including vesting provisions for stock options, restricted shares and restricted share units, are determined by the Nomination and Compensation Committee. Unlike the Equity Incentive Plan 2006, the Equity Incentive Plan 2012 is not open for equity awards to our Directors.

In 2012, a total of 255,000 restricted share units were issued under the Equity Incentive Plan 2012 to certain employees of the Company. 165,000 of the restricted share units will vest on May 31, 2015 based on both time and performance based criteria. The performance criteria related to these restricted share units take into account the Company’s average performance (such as EPS) over a number of years with a view to promote and encourage good performance over a prolonged period of time. The remaining 90,000 restricted share units were issued to certain employees of the Company not including the Executive Officers described on page 73. These restricted share units will vest on March 31, 2016 and they are time-based only. As of December 31, 2012, all restricted share units remain outstanding.

Assuming that established performance criteria are met and that no forfeitures occur, we expect to recognize share‑based compensation related to NV restricted share units of approximately $7.2 million during 2013, $6.9 million during 2014, $3.2 million in 2015 and $0.5 million in 2016